SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 3      -  SUBSEQUENT EVENTS

In July 2023, the Company’s affiliates, including TPSCo, extended their existing capital lease lines with JA Mitsui Leasing, Ltd., described in Note 11D to the Company’s annual financial statements as of December 31, 2022, whereby the availability period of such lines was extended to June 2024 with an updated remaining amount available for future utilization, totaling up to approximately JPY 6.5 billion (approximately $45,000 as of July 1, 2023). The lease agreements’ terms did not change and contain annual interest rates of approximately 2%.

On July 3, 2023, the Company's shareholders approved the following RSU awards to the CEO and members of the Board of Directors of the Company under the Company’s 2013 Plan:

(i) 75.8 thousand time-vested RSUs and 125.1 thousand performance RSUs (“PSUs”) subject also to time-vesting, to the CEO, with 33% of such RSUs and PSUs to vest at the end of each year for 3 years following the grant date for a total compensation value of approximately $7,500. The grant also includes a provision requiring the CEO to own, commencing May 2024, ordinary shares of the Company at a minimum value that equals at least three times his annual base salary as of May 2024 (the “Minimum Holding”). The CEO has until May 2024 to accumulate the Minimum Holding (whether by conversion of RSUs to ordinary shares or by purchase of ordinary shares), and during such period, until he accumulates the Minimum Holding, he must retain at least 20% of the vested time-based RSUs granted to him on or after May 2019;

(ii) 8.0 thousand time-vested RSUs to the chairman of the Board of Directors (“the Chairman”) for a total compensation value of $300, to vest 33% at the end of each year following the grant date; and

(iii) 3.3 thousand time-vested RSUs to each of the seven members of the Board of Directors then serving (other than to the Chairman and the CEO), for an aggregate compensation value of $875, vesting over a two-year period, with 50% vesting at the first anniversary of the date of grant and 50% on the second anniversary of the date of grant.

The Chairman and the members of the Board will have to own, commencing July 2025, ordinary shares of the Company at a minimum value that equals at least 50% of their annual cash compensation (the “BOD Minimum Holding”). The Chairman and the members of the Board have until July 2025 to accumulate the BOD Minimum Holding (whether by conversion of RSUs to ordinary shares or by purchase of ordinary shares), and during such period, until they accumulate the BOD Minimum Holding, they must retain at least 20% of the vested time-based RSUs granted to them on or after July 2020.